OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
OPERATING SEGMENTS [Abstract]
Summary of selected financial information for reportable segments
A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)(2)	Elimination(3)	Total
	(In thousands)

2014
Total assets	$2,174,536	$63,378	$286,158	$(275,342)	$2,248,730
Interest income	73,551	7,004	64	(64)	80,555
Net interest income	68,948	5,706	(1,398)	-	73,256
Provision for loan losses	(3,098)	(38)	-	-	(3,136)
Income (loss) before income tax	25,845	561	(1,095)	(95)	25,216
Net income (loss)	18,550	366	(712)	(183)	18,021
2013
Total assets	$2,104,550	$94,648	$272,348	$(261,603)	$2,209,943
Interest income	76,018	11,103	-	-	87,121
Net interest income	71,496	8,780	(2,317)	-	77,959
Provision for loan losses	(3,891)	(97)	-	-	(3,988)
Income (loss) before income tax	29,605	(2,891)	(3,961)	(95)	22,658
Net income (loss)	74,313	(1,801)	5,092	(95)	77,509
2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198
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(1) During 2013 IB and Other (parent company) include $47.1 million and $9.0 million, respectively of income tax benefit related to the reversal of the valuation allowance on our net deferred tax assets (see note #13).
(2) Includes amounts relating to our parent company and certain insignificant operations.
(3) Includes parent company’s investment in subsidiaries and cash balances maintained at subsidiary.